Document and Entity Information	Nov. 12, 2024
Cover [Abstract]
Entity Registrant Name	Real Good Food Company, Inc.
Amendment Flag	true
Entity Central Index Key	0001871149
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Nov. 12, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41025
Entity Tax Identification Number	87-1280343
Entity Address, Address Line One	3 Executive Campus
Entity Address, Address Line Two	Suite 155
Entity Address, City or Town	Cherry Hill
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08002
City Area Code	(856)
Local Phone Number	644-5624
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock $0.0001 par value per share
Trading Symbol	RGF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On November 18, 2024, The Real Good Food Company, Inc. (the “Company”) filed a Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission (the “SEC”) to report certain events under Items 3.02, 3.03 and 5.03. Due to an inadvertent error, the Original 8-K erroneously stated that the Company amended and restated its Certificate of Incorporation on November 12, 2024, and erroneously filed as Exhibit 3.2 the form of amended and restated certificate of incorporation, which was previously included in the Company’s preliminary proxy statement on Schedule 14A filed with the SEC on November 12, 2024 (and remains subject to a shareholder vote at a special meeting once called by the Company). This Amendment No. 1 to Form 8-K amends and restates the Original 8-K, solely by deleting the last sentence of the first paragraph of Item 5.03 therein and deleting Exhibit 3.2.